WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 48.9%
FHLMC - 10.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-6/1/48	$6,866,834	$7,437,817
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-8/1/51	5,121,616	5,327,675
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-6/1/51	8,354,105	8,453,849
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	762,337	829,392
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/48-1/1/49	244,840	269,752
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/48-7/1/50	3,264,650	3,462,966
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-2/1/42	488,854	559,357
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	11,026,795	12,103,892
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	5,170	5,962
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-4/1/49	2,224,850	2,443,068
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	24,864,007	26,728,129
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	9/1/48	7,112,671	7,671,479

Total FHLMC				75,293,338

FNMA - 30.7%
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	5,159,044
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	125,792	135,215
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	21,530	24,132
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	26,953,640	28,986,040
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	700,000	751,825
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,190,728	1,288,889	(a)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-9/1/51	31,989,602	34,115,441

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-8/1/51	$17,044,337	$17,782,899
Federal National Mortgage Association (FNMA)	5.000%	10/1/41-3/1/50	11,609,486	13,243,708
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-12/1/50	20,047,381	21,872,152
Federal National Mortgage Association (FNMA)	4.500%	10/1/44-1/1/59	21,716,362	24,158,337
Federal National Mortgage Association (FNMA)	3.500%	10/1/47-8/1/50	182,697	195,856	(b)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-7/1/51	13,302,807	13,415,535
Federal National Mortgage Association (FNMA)	2.000%	10/1/51-11/1/51	47,470,000	47,554,038	(c)
Federal National Mortgage Association (FNMA)	2.500%	10/1/51-11/1/51	10,600,000	10,917,117	(c)

Total FNMA				219,600,228

GNMA - 7.7%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	12,477	13,414
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	65,414	69,470
Government National Mortgage Association (GNMA)	6.000%	11/15/32	288,413	328,041
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	494,765	572,968
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	809,975	859,542
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	3,977,761	4,262,492
Government National Mortgage Association (GNMA)	4.000%	3/15/50	97,355	104,627
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	8,134,794	8,681,127
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-10/20/50	2,031,218	2,132,879
Government National Mortgage Association (GNMA) II	4.000%	6/20/47-8/20/50	10,485,406	11,381,001
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-7/20/50	6,038,634	6,511,067

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	$2,396,928	$2,434,939
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	660,065	683,643
Government National Mortgage Association (GNMA) II	2.000%	10/1/51	9,800,000	9,942,024	(c)
Government National Mortgage Association (GNMA) II	2.500%	10/1/51	4,800,000	4,955,438	(c)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.789%)	1.886%	6/20/60	2,280,257	2,397,707	(a)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.074%)	1.162%	8/20/58	45,681	46,651	(a)

Total GNMA				55,377,030

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $343,324,485)				350,270,596

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 38.4%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.686%	1/25/36	169,279	164,914	(a)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.287%	7/20/46	101,171	80,121	(a)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.180%	7/17/26	1,070,000	1,070,000	(a)(b)(e)(f)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.968%	8/10/45	4,118,956	1,534,310	(a)(e)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	0.300%	9/29/36	5,766,796	5,811,085	(a)(e)
BANK, 2021-BN32 XA, IO	0.893%	4/15/54	6,104,706	359,238	(a)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,505,761
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.262%	8/15/57	10,135,355	708,477	(a)
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	1,450,000	1,500,785
Benchmark Mortgage Trust, 2020-IG3 C	3.389%	9/15/48	2,000,000	1,991,389	(a)(e)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.231%	4/15/54	16,935,943	1,438,742	(a)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	1.984%	7/15/35	2,250,000	2,254,106	(a)(e)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	6.720%	7/11/22	1,070,000	1,023,513	(a)(e)
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	1.800%	9/25/38	1,060,000	1,063,524	(a)(e)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	$157,786	$166,212
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,459,631	(e)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.600%)	7.684%	7/15/32	3,000,000	2,150,021	(a)(e)
CSMC Trust, 2017-RPL3 B3	4.408%	8/1/57	3,165,187	3,440,730	(a)(e)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	7,500,000	7,252,061	(a)(e)
CSWF, 2018-TOPE (1mo. USD LIBOR + 2.250%)	2.334%	8/15/35	1,370,846	1,374,791	(a)(e)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	29	(e)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,187,334	(e)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.099%	2/25/48	86,051,326	66,853	(a)(e)
EverBank Mortgage Loan Trust, 2018-1 B4	3.599%	2/25/48	2,455,658	1,718,654	(a)(e)
EverBank Mortgage Loan Trust, 2018-1 B5	3.599%	2/25/48	2,291,956	1,097,590	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.637%	1/25/34	40,026,115	1,932,809	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	6,199,243	248,826	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.630%	5/25/35	4,364,154	721,286	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,992,401	804,257	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	523,209	608,807
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019-RR01 X, IO	1.534%	6/25/28	2,300,000	211,359	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	67,541	74,935
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.066%	5/15/29	30,117	3,754	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	6.056%	1/15/37	33,676	5,815	(a)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	6.916%	12/15/37	$415,507	$87,735	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.866%	10/15/41	360,810	56,976	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.566%	8/15/40	108,309	1,198	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	5.816%	12/15/41	1,278,973	193,548	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	259,313	11,957
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,737,896	1,627,674
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/1/27	924,852	42,557
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	2,464,875	250,136
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	3,750,618	475,998
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	1,753,339	149,648
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	2,420,555	256,562
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	2,402,493	151,614
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.166%	9/15/42	791,158	100,621	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/1/43	4,047,063	4,261,428
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	891,163	37,873
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	2,049,144	34,621
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.066%	8/15/47	1,753,594	365,194	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO	4.000%	9/15/45	$1,112,926	$49,082
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.116%	7/15/48	1,914,821	394,948	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	481,469	498,234
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	2,168,927	387,832
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.966%	5/15/49	2,685,576	427,841	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.964%	10/25/49	3,775,541	780,162	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ	2.500%	11/25/49	3,169,122	3,236,379
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.964%	3/25/50	2,618,968	398,306	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	5,741,645	5,348,413
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO	2.500%	7/25/50	16,250,982	1,933,779
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO	2.500%	7/25/50	3,157,334	350,019
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	7,127,886	899,994
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	5,980,772	866,690
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	182,162	23,387
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/1/51	2,591,699	378,860
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	768,706	122,758
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	5,105,256	669,234
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	20,117,585	3,232,856

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	$9,987,285	$1,188,027
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO	2.500%	6/25/51	2,865,234	398,908
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	9,157,450	1,191,674
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	8,560,086	1,095,174
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,431,098	1,842,262	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.353%	9/25/55	9,093,673	986,195	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	60,547,158	231,472	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	7,967,298	2,814,357	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.185%	8/25/56	17,477,577	1,933,426	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	369,656,552	1,605,049	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,400,000	3,563,277	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.866%	9/15/43	1,691,464	316,097	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	3,956,987	3,700,837
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.772%	2/15/38	391,921	22,645	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.836%	3/25/25	2,737,062	2,829,327	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	10.586%	10/25/28	$2,383,703	$2,770,480	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	10.086%	7/25/29	2,526,037	2,784,253	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.039%	9/25/47	1,985,344	1,943,006	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	3.836%	4/25/43	3,550,000	3,659,638	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.836%	5/25/43	4,996,878	5,795,857	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.336%	1/25/29	4,604,624	5,218,238	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.336%	4/25/29	3,748,382	4,143,110	(a)(e)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.168%	6/25/29	20,704,999	1,293,896	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.874%	1/25/29	6,868,290	747,065	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.551%	4/25/32	41,682,349	1,589,907	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.887%	1/25/37	7,374,015	1,153,604	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.451%	12/25/32	23,459,394	2,324,812	(a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	67,439	11,651
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	377,108	429,614
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.731%	8/25/39	373,910	413,650	(a)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	$1,013,560	$1,162,197
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	364,055	64,277
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	6.474%	8/25/40	1,166,419	260,830	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	203,154	234,032
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	11.876%	1/25/38	342,560	464,237	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	6.464%	12/25/40	1,922,774	150,400	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	152,621	166,686
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	243,658	297,401
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.514%	7/25/42	1,311,140	236,607	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	1,184,003	119,213
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/1/27	1,265,844	67,425
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	2,431,621	127,100
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	225,345	267,959
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,849,268	2,110,988
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.692%	8/25/44	1,025,694	58,582	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.560%	8/25/44	1,973,306	98,965	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.549%	8/25/44	1,462,649	86,849	(a)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	8,232,452	1,247,010
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	6,255,060	929,199

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	$1,671,369	$318,410
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/1/49	2,203,674	2,313,025
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.966%	7/25/49	6,346,946	1,180,216	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.964%	8/25/49	2,858,204	560,275	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.964%	8/25/49	3,149,438	627,821	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-54 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.964%	9/25/49	2,629,431	396,636	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.914%	10/25/49	2,103,191	299,723	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.914%	10/25/49	3,086,635	449,880	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.914%	10/25/49	6,097,015	1,063,796	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.864%	5/25/50	2,094,305	418,971	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,127,823	1,048,808
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	2,153,330	245,087
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,736,257	365,218
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	179,102	27,140
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,265,355	170,675
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO	2.500%	1/25/51	6,723,919	898,994

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	$9,852,858	$1,385,434
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	6,161,031	869,662
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	995,864	104,194
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	1,092,129	150,723
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	43,362	7,129
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	351,231	50,361
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	788,573	117,110
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	61,462	10,420
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	75,374	11,957
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	54,820	10,756
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	2,036,793	293,212
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	34,263	6,242
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	3,734,099	488,512
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	8,633,936	1,374,663
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	0.385%	8/16/34	515,493	516,723	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.115%	10/16/34	500,310	69,960	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.163%	4/20/37	3,260,486	552,391	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.513%	7/20/37	490,624	95,245	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	1.237%	11/20/59	$403,625	$407,068	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	11/16/34	1,180,689	141,186	(a)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.393%	4/20/40	5,856	1,151	(a)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	289,177	298,804
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.915%	5/16/40	369,318	62,020	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.563%	1/20/40	6,545	294	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	0.768%	2/20/60	1,527,853	1,535,617	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	62,726	2,857
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	5.313%	5/20/41	1,362,748	231,374	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	1,092,120	1,225,556
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	3,652,882	512	(a)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	11/16/41	1,118,370	237,875	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.563%	2/20/41	527,803	62,535	(a)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.082%	8/16/52	4,931,118	13,677	(a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	3,347,893	212,125
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.774%	9/16/51	5,079,694	127,339	(a)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2013-145 XI, IO	0.001%	9/16/44	$369,095	$1,078
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.160%	2/16/46	5,147,153	134,382	(a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	1,170,477	252,134
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.473%	6/16/55	5,017,868	93,713	(a)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.705%	9/16/55	1,583,829	58,261	(a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.015%	4/16/44	3,293,639	644,808	(a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.515%	6/16/44	1,348,110	247,036	(a)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.513%	8/20/44	3,633,641	587,086	(a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.113%	8/20/44	712,788	158,545	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,856,186	445,806
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.963%	4/20/46	2,252,557	450,702	(a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.839%	8/16/58	4,566,774	202,129	(a)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	5,339,146
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.065%	2/16/47	3,345,329	685,817	(a)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.659%	10/16/58	8,859,231	420,588	(a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	5,126,889	964,953
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.672%	7/16/58	1,231,452	52,402	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.535%	3/16/60	$3,944,164	$177,053	(a)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%, 2.500% cap)	2.500%	1/20/48	14,816,625	1,053,224	(a)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.163%	9/20/48	2,313,167	338,743	(a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.113%	10/20/48	3,773,715	555,977	(a)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	568,623	581,368
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	3.203%	7/20/49	24,478,497	1,780,745	(a)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	47,547	47,728
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.063%	7/20/47	1,299,268	280,063	(a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.013%	3/20/50	7,181,613	1,398,322	(a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	718,258	94,781
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	268,807	41,518
Government National Mortgage Association (GNMA), 2020-61 CI, IO	4.000%	3/20/50	2,106,890	197,762
Government National Mortgage Association (GNMA), 2020-85 CI, IO	3.500%	4/20/50	1,873,300	195,916
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.870%	5/16/60	2,719,112	202,491	(a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	8,274,876	1,096,851
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,894,834	390,495
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	5,832,383	783,380

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	$190,767	$26,673
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	5,386,386	1,014,471
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	286,985	39,682
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	760,963	105,573
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,512,413	163,072
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	4,388,772	838,882
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	0.690%	1/20/70	2,964,572	2,998,393	(a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.599%	4/1/70	10,727,297	509,205	(a)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.237%	5/20/70	2,303,449	2,418,734	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.587%	7/20/70	83,887	84,645	(a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.537%	7/20/70	709,597	714,793	(a)
Government National Mortgage Association (GNMA), 2021-29 DI, IO	2.000%	2/20/51	12,238,219	1,538,020
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	5,160,849	981,528
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. USD LIBOR + 6.300%, 1.300% cap)	1.300%	12/20/50	26,815,193	1,759,390	(a)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	491,510	94,633
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.836%	5/16/63	5,057,721	392,481	(a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.897%	10/16/62	4,965,386	396,492	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	15

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.000%)	6.334%	9/15/31	$5,000,000	$962,900	(a)(e)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	2,270,356
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.289%	5/10/52	44,866,213	2,935,699	(a)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.246%	5/12/53	16,977,314	1,422,702	(a)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	1.050%	10/15/36	360,000	360,360	(a)(b)(e)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.486%	4/25/36	1,322,875	1,156,404	(a)(e)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	0.786%	3/25/35	204,553	199,045	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.586%	5/25/37	290,342	291,584	(a)(e)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	456,655
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.261%	2/12/49	177,249	200,681	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.717%	2/15/51	54,746	50,517	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	4.334%	11/15/31	1,830,000	757,188	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.834%	5/15/28	3,220,826	2,979,444	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.652%	6/1/52	16,216,151	1,426,434	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.334%	12/15/36	5,020,000	4,485,810	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.834%	12/15/36	5,020,000	4,291,038	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.585%	1/16/37	32,493	32,437	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.085%	1/16/37	2,159,000	2,108,134	(a)(e)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	$2,530,000	$2,483,447	(a)(e)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,574,434	1,743,685	(e)(f)(g)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.296%	4/25/46	343,588	319,728	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	0.486%	5/25/47	116,183	141,192	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	507,882	249,370	(a)(e)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.470%	12/12/49	63,203	38,159	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	0.226%	6/25/36	32,531	9,531	(a)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	0.604%	7/26/45	289,395	289,714	(a)(e)
Mortgage Repurchase Agreement Financing Trust, 2020-5 A2 (1 mo. USD LIBOR + 1.000%)	1.085%	8/10/23	1,210,000	1,211,830	(a)(e)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,600,000	2,251,936	(a)(e)
Multifamily CAS Trust, 2019-1 M7 (1 mo. USD LIBOR + 1.700%)	1.786%	10/15/49	3,512,045	3,515,284	(a)(e)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	7.586%	3/25/50	4,500,000	4,968,339	(a)(e)
Multifamily Trust, 2016-1 B	8.695%	4/25/46	1,035,960	1,177,238	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	4,750,000	4,384,809	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	3,150,000	2,749,691	(a)(e)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	690,566	727,900	(a)(e)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.336%	5/25/55	1,125,000	1,128,812	(a)(e)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.415%	9/25/46	102,812	101,207	(a)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.584%	10/15/36	690,000	684,277	(a)(b)(e)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.837%	5/27/23	980,009	971,189	(a)(e)
Redwood Funding Trust, 2019-1 PT, Step bond	4.213%	9/27/24	7,525,308	7,549,615	(e)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.750%)	2.834%	11/15/27	$2,324,000	$23	(a)(e)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	3.584%	11/15/27	650,000	7	(a)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.446%	7/25/46	102,048	91,603	(a)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	0.436%	6/25/35	184,214	167,731	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.150%)	2.233%	11/11/34	2,223,670	2,221,951	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.413%	11/11/34	5,646,259	5,628,994	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.185%	11/11/34	3,602,427	3,518,665	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	56,439	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	1,339,991	8,379	(a)(e)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	2.577%	6/25/33	24,475	25,138	(a)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,493,572
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.686%	4/15/54	12,582,696	1,447,079	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $281,356,540)				275,118,249

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 10.3%
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,500,000	3,686,329	(e)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,493,455	(e)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	7,700,000	7,985,741	(e)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	891,707	949,991	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,930	2,720	(a)

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE

ASSET-BACKED SECURITIES - (continued)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	0.746%	7/25/36	$131,555	$129,211	(a)(e)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.029%	8/9/24	4,825,000	4,668,132	(a)(e)
Credit Suisse European Mortgage Capital
Ltd., 2020-1OTF A	3.114%	8/9/24	2,909,548	2,781,091	(e)(f)(g)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,127,270	1,164,557	(a)(e)
CSMC Trust, 2017-RPL1 B1	2.998%	7/25/57	4,076,582	3,934,252	(a)(e)
CSMC Trust, 2017-RPL1 B2	2.998%	7/25/57	4,676,961	4,234,246	(a)(e)
CSMC Trust, 2017-RPL1 B3	2.998%	7/25/57	3,976,476	3,042,218	(a)(e)
CSMC Trust, 2017-RPL1 B4	2.998%	7/25/57	4,235,643	829,847	(a)(e)
Legacy Mortgage Asset Trust, 2019-GS2 A1, Step bond	3.750%	1/25/59	4,054,128	4,061,535	(e)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	5,000,000	5,048,890	(e)
Navient Private Education Refi Loan Trust, 2020-A B	3.160%	11/15/68	4,510,000	4,629,350	(e)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	5,016,452	(e)
RAAC Trust, 2006-RP3 A	0.626%	5/25/36	196,832	196,022	(a)(e)
SBA Small Business Investment Cos., 2019- 10A 1	3.113%	3/10/29	602,455	642,236
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	2,915,221	(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	1,225,459	(e)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	2,073,584	(e)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	6,000,000	6,096,042	(e)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	651,283	(e)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	3,292,682	(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.306%	2/25/36	1,368,921	48,381	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $80,993,163)				73,798,927

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%††
U.S. Government Obligations - 0.0%††
U.S. Treasury Notes (Cost - $30,026)	0.375%	4/30/25	$30,000	$29,674

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $705,704,214)				699,217,446

			SHARES
SHORT-TERM INVESTMENTS - 11.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $82,742,937)	0.010%		82,742,937	82,742,937	(h)

TOTAL INVESTMENTS - 109.1% (Cost - $788,447,151)				781,960,383
Liabilities in Excess of Other Assets - (9.1)%				(65,425,714)

TOTAL NET ASSETS - 100.0%				$716,534,669

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2021, the Fund held TBA securities with a total cost of $73,676,407.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $82,742,937 and the cost was $82,742,937 (Note 2).

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	463	12/23	$114,477,860	$114,424,663	$(53,197)
U.S. Treasury 5-Year Notes	197	12/21	24,242,115	24,180,212	(61,903)
U.S. Treasury 10-Year Notes	389	12/21	51,942,591	51,196,049	(746,542)
U.S. Treasury Ultra Long- Term Bonds	267	12/21	52,811,122	51,013,687	(1,797,435)

					(2,659,077)

Contracts to Sell:
90-Day Eurodollar	271	12/21	67,595,893	67,634,825	(38,932)
U.S. Treasury 2-Year Notes	488	12/21	107,446,680	107,386,688	59,992
U.S. Treasury Long-Term Bonds	7	12/21	1,137,425	1,114,531	22,894
U.S. Treasury Ultra 10-Year Notes	160	12/21	23,732,224	23,240,000	492,224

					536,178

Net unrealized depreciation on open futures contracts					$(2,122,899)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2021 Quarterly Report	21

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

At September 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$68,445,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	$177,887	$(63,634)
	3,025,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(105,215)	149,374

Total	$71,470,000				$72,672	$85,740

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Mortgage Total Return Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$350,270,596	—	$350,270,596
Collateralized Mortgage Obligations	—	273,374,564	$1,743,685	275,118,249
Asset-Backed Securities	—	71,017,836	2,781,091	73,798,927
U.S. Government & Agency Obligations	—	29,674	—	29,674

Total Long-Term Investments	—	694,692,670	4,524,776	699,217,446

Short-Term Investments†	$82,742,937	—	—	82,742,937

Total Investments	$82,742,937	$694,692,670	$4,524,776	$781,960,383

Other Financial Instruments:
Futures Contracts††	$575,110	—	—	$575,110
Centrally Cleared Interest Rate Swaps††	—	$149,374	—	149,374
Total Other Financial Instruments	$575,110	$149,374	—	$724,484

Total	$83,318,047	$694,842,044	$4,524,776	$782,684,867

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$2,698,009	—	—	$2,698,009
Centrally Cleared Interest Rate
Swaps††	—	$63,634	—	63,634

Total	$2,698,009	$63,634	—	$2,761,643

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

25

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$72,821,421	$187,052,565	187,052,565	$177,131,049	177,131,049

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,930	—	$82,742,937

26